PROVISIONS AND CONTINGENCIES - Changes in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Provisions
Provisions at beginning of year	$ 417	$ 274
Net charge to income statement	151	260
Unwinding of discount	8	5
Utilised	(157)	(140)
Acquisitions	(3)	17
Exchange adjustment	1	1
Provisions at end of year	417	417
Rationalisation provisions
Changes in Provisions
Provisions at beginning of year	40	35
Net charge to income statement	124	134
Utilised	(136)	(130)
Exchange adjustment	1	1
Provisions at end of year	29	40
Metal-on-metal
Changes in Provisions
Provisions at beginning of year	315	192
Net charge to income statement	17	121
Unwinding of discount	8	5
Utilised	(4)	(3)
Provisions at end of year	336	315
Legal and other provisions
Changes in Provisions
Provisions at beginning of year	62	47
Net charge to income statement	10	5
Utilised	(17)	(7)
Acquisitions	(3)	17
Provisions at end of year	$ 52	$ 62